VictoryShares WestEnd Economic Cycle Bond ETF Investment Strategy - VictoryShares WestEnd Economic Cycle Bond ETF	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund, under normal circumstances, has a policy to invest at least 80% of its assets in debt securities. The Fund also may invest in derivatives and other instruments that have economic characteristics similar to debt securities. The Fund counts investments in derivatives towards its “80% of assets” allocation. The Fund generally values each position at market price, but for purposes of assessing compliance with this test, the Fund generally will value a derivative instrument at its notional value.The debt securities in which the Fund may invest include: government obligations (including U.S., state, and local governments, their agencies and instrumentalities); corporate debt securities; mortgage- and asset-backed securities, repurchase agreements; and other securities considered to have debt-like characteristics (e.g., convertible or exchangeable obligations). Up to 100% of the Fund’s assets may be invested in corporate debt of any quality rating, including below-investment-grade, which are sometimes referred to as high-yield or “junk” bonds. The Fund may invest up to 20% of its net assets in U.S. dollar-denominated obligations of foreign and emerging market governments, corporations, and banks (i.e., Yankee Bonds).Victory Capital Management Inc. (the “Adviser”) serves as the Fund’s investment adviser. WestEnd Advisors, LLC (“WestEnd”) and Victory Income Investors (“Victory Income”), investment franchises of the Adviser, are responsible for portfolio construction and the day-to-day investment management of the Fund.In selecting investments, WestEnd examines economic factors such as interest rates, inflation, rates of economic growth, national income, gross domestic product, and unemployment, among others. WestEnd refers to these factors as “macroeconomic” factors. WestEnd then considers a security’s sensitivity to changes in interest rates (i.e., “duration”), fixed-income asset class (e.g., corporate debt or U.S. Treasuries), and credit exposure of potential investments that it believes will most benefit from those macroeconomic conditions. For example, if a debt instrument has a duration of three years and interest rates increase (decrease) by 1%, then the value of that debt instrument would be expected to decline (increase) by approximately 3%. WestEnd’s macroeconomic views and “macroeconomic factors” are referred to, together, as “macroeconomic conditions.” The Fund expects that the maturity and duration of its investments in debt securities to fluctuate over time based on active allocation decisions as the macroeconomic backdrop and interest rate environment evolve. While the Fund typically invests in debt securities of any maturity and duration, WestEnd applies risk management tools to monitor portfolio exposures and portfolio risk relative to the Fund’s benchmark.Victory Income implements WestEnd’s macroeconomic views by seeking to construct a portfolio that closely matches the portfolio criteria by using a proprietary credit rating methodology.Victory Income’s credit rating methodology includes, in addition to the Victory Income team’s insights and experience, a number of proprietary credit rating models specific to asset class and industry categories. These models are used to assess the credit risk of prospective securities for inclusion in the portfolio. The result of the credit assessment is the assignment of an internal credit rating. The same credit rating methodology is used both in initiating the prospective security’s internal credit rating and in the regular and periodic reviews conducted while the security is held. The Fund may use futures, including U.S. Treasury futures, to manage duration, increase or decrease its exposure to changing security prices or other factors that affect security values, enhance income, hedge against certain risks, or keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to a market.